Document and Entity Information	May 12, 2026	Apr. 28, 2026
Document Information [Line Items]
Document Type		8-K
Entity Central Index Key		0001136869
Entity Registrant Name		ZIMMER BIOMET HOLDINGS, INC.
Amendment Flag		false
Entity File Number		001-16407
Document Period End Date	May 12, 2026
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		13-4151777
Entity Address, Address Line One		345 East Main Street
Entity Address, Postal Zip Code		46580
Entity Address, City or Town		Warsaw
City Area Code		(574)
Local Phone Number		373-3333
Entity Address, State or Province		IN
Entity Emerging Growth Company		false
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol		ZBH
Security Exchange Name		NYSE
Title of 12(b) Security		Common Stock, $0.01 par value
2.425% Notes due 2026 [Member]
Document Information [Line Items]
Trading Symbol		ZBH 26
Security Exchange Name		NYSE
Title of 12(b) Security		2.425% Notes due 2026
1.164% Notes due 2027 [Member]
Document Information [Line Items]
Trading Symbol		ZBH 27
Security Exchange Name		NYSE
Title of 12(b) Security		1.164% Notes due 2027
3.518% Notes due 2032 [Member]
Document Information [Line Items]
Trading Symbol		ZBH 32
Security Exchange Name		NYSE
Title of 12(b) Security		3.518% Notes due 2032